Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 958,869	$ 751,890
Less: accumulated depreciation	(467,678)	(401,687)
Less: accumulated impairment loss	0	(14)
Exchange differences	16,790	9,571
Property and equipment, net	507,981	359,760
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	270,968	156,017
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,064	6,366
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	142,622	118,936
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	167,515	129,119
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	347,415	293,236
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,285	$ 48,216